UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  011442074109090

Signature, Place and Date of Signing:

/s/ John Armitage                London, England            November 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $157,234
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

           Col 1            Col 2      Col 3     Col 4            Col 5             Col 6    Col 7           Col 8
-------------------------  --------  ---------  -------   -----------------------  --------  -----  ----------------------
                                                                                                       Voting Authority
                                                                                                    ----------------------
                           Title     CUSIP/     Value     Sh/Prn             Put/  Invstmnt  Other
       Name of Security    of Class  CINS       (x000)    Amount     Sh/Prn  Call  Dscrtn    Mangr  Sole  Shared      None
-------------------------  --------  ---------  --------  --------  -------  ----  --------  -----  ----  ----------  ----

Everest Re Group Ltd       COM       G3223R108   49,504     666,000    SH           Sole     NONE           666,000
PartnerRe Ltd              COM       G6852T105   73,883   1,350,938    SH           Sole                  1,350,938
Willis Group Holdings Ltd  SHS       G96655108   33,847     905,000    SH           Sole                    905,000

Total                                           157,234


05982.0000 #524652